Finance cost and income (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Finance Cost and Income Included in Income Statement
The finance cost and income included in the income statement are as follows:

Million US dollar	2021	2020	2019
Interest expense	(3 684)	(4 016)	(4 168)
Capitalization of borrowing costs	10	12	19
Net interest on net defined benefit liabilities	(73)	(82)	(95)
Accretion expense	(593)	(564)	(650)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(562)	(502)	(393)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(101)	—	(180)
Tax on financial transactions	(73)	(103)	(79)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	(23)	(1 211)	—
Other financial costs, including bank fees	(135)	(135)	(225)

Finance cost excluding exceptional items	(5 234)	(6 601)	(5 771)

Exceptional finance cost	(806)	(1 818)	(222)

Finance cost	(6 040)	(8 419)	(5 993)

Interest income	113	150	292
Interest income on Brazilian tax credits	118	315	118
Hyperinflation monetary adjustments	152	76	86
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	—	—	898
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	43	—
Other financial income	48	58	21

Finance income excluding exceptional items	431	642	1 415

Exceptional finance income	—	80	1 104

Finance income	431	722	2 519

Net finance income/(cost) excluding exceptional items	(4 803)	(5 959)	(4 355)

Net finance income/(cost)	(5 609)	(7 697)	(3 473)

Summary of Interest Income
The interest income stems from the following financial assets:

Million US dollar	2021	2020	2019
Cash and cash equivalents	85	103	237
Investment debt securities held for trading	16	1	9
Other loans and receivables	11	46	46

Total	113	150	292